Subsequent Event (Details)	1 Months Ended			12 Months Ended
	Mar. 31, 2019 CAD ($) shares	Jan. 31, 2019 CAD ($) shares	Mar. 31, 2018 shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Stock options granted				2,799,256	3,465,140
Stock option expired unvested				292,934	105,612
Share option, exercised				2,415,666	2,448,916
Proceeds from exercise of option | $				$ 2,113,632	$ 2,245,788
Officers and directors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock options granted			567,110
Option term			The restricted share units issued to officers of the Company vest one-third every year. The directors of the Company, who have been granted restricted share units, have the entitlement to have one-third of the grant vest every year. However, the restricted share units will vest only when the director’s position on the Board has been terminated.
Officers, directors, employees and consultants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock options granted		1,821,424
Exercise price | $		$ 1.74
Option term		Option exercisable for a period of 5 years vesting one-third immediately and one-third every year thereafter.
Stock option expired unvested		50,000
Restricted Share Unit (RSU) [Member] | Officers and directors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock options granted		664,730
Officer [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock options granted	50,000
Exercise price | $	$ 1.49
Option term	Option exercisable for a period of 5 years vesting one-third immediately and one-third every year thereafter.
Share option, exercised	120,000
Proceeds from exercise of option | $	$ 88,400